RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2019, excluding rent fees, consisted of the following (dollars in thousands):

	2020	2021	2022	2023	2024	Thereafter	Total
Fixed administrative agency fee payments due by B&B Air Funding(1)	$51	$36	$34	$24	$14	$84	$243
Fixed administrative services fee due under the Term Loan(2)	384	337	236	173	149	100	1,379
Fixed administrative services fee due under the Magellan Acquisition Limited Facility(2)	204	204	203	192	192	386	1,381
Fixed administrative services fee due under Fly Acquisition III Facility(2)	48	48	48	44	36	84	308
Fixed administrative services fee due under Fly Aladdin Acquisition Facility(2)	288	278	254	140	78	92	1,130
Fixed administrative services fee due under Fly Aladdin Engine Funding Facility(2)	12	12	12	10	—	—	46
Fixed administrative agency fee payments due by other subsidiaries(2)	336	284	250	212	192	586	1,860
Fixed payments for Management Expenses(1) (3)	7,840	7,840	7,840	7,840	7,840	43,121	82,321
Acquisition fees related to Portfolio B in the AirAsia transactions(4)	5,273	8,568	1,485	—	—	—	15,326
Disposition fees on flight equipment held for sale	2,768	—	—	—	—	—	2,768
Total	$17,204	$17,607	$10,362	$8,635	$8,501	$44,453	$106,762

(1)	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2019 remain constant in future periods.
(2)	Assumes number of aircraft and engines at December 31, 2019 remain constant in future periods.
(3)	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2019 remains constant in future periods.
(4)	Based on number of aircraft expected to be purchased.